Secured Note Common Stock Warrants	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Text Block [Abstract]
Secured Note Common Stock Warrants

(12) Secured Note Common Stock Warrants

On March 22, 2010, Alion issued 310,000 Units consisting of $1,000 of Secured Note face value and a warrant to purchase 1.9439 shares of Alion common stock. When issued, the Secured Note warrants entitled holders to purchase a total of 602,614 shares of Alion common stock. Each Secured Note warrant has an exercise price of a penny per share; the Secured Note warrants are not redeemable for cash.

The Company registered the Secured Notes, but is not required to register the warrants. The Units separated into Secured Notes and warrants on June 22, 2010. Each warrant became exercisable on March 22, 2011 and expires on March 15, 2017.

The Secured Note warrants have anti-dilution protection to offset the effect of shares issued below fair value on the date of issuance. On March 31, 2011, Alion issued shares to the ESOP Trust at the September 2010 ESOP valuation share price ($26.65) which was less than the March 2011 ESOP valuation share price ($27.15). As a result, Secured Note warrant holders became entitled to purchase a total of 602,741 shares of Alion common stock.

The Secured Note warrants had an initial fair value of approximately $20.8 million based on Alion’s former share price of $34.50. Alion recognized the value of the warrants as part of the debt issue costs for the Secured Notes and recorded a corresponding credit to equity. The Company accounts for the Secured Note warrants as equity and reassesses this classification each reporting period. The Company identified no required changes in accounting treatment as of March 31, 2014.

(13) Secured Note Common Stock Warrants

On March 22, 2010, Alion issued 310,000 Units consisting of $1,000 of Secured Note face value and a warrant to purchase 1.9439 shares of Alion common stock. The Secured Note warrants entitle holders to purchase a total of 602,614 shares of Alion common stock. Each Secured Note warrant has an exercise price of a penny per share; the Secured Note warrants are not redeemable for cash.

The Company registered the Secured Notes, but is not required to register the warrants. The Units separated into Secured Notes and warrants on June 22, 2010. Each warrant became exercisable on March 22, 2011 and expires on March 15, 2017.

The Secured Note warrants had an initial fair value of approximately $20.8 million based on Alion’s former share price of $34.50. Alion recognized the value of the warrants as part of the debt issue costs for the Secured Notes and recorded a corresponding credit to equity. The Company accounts for the Secured Note warrants as equity and reassesses this classification each reporting period. The Company identified no required changes in accounting treatment as of September 30, 2013.